Cash and cash equivalents	12 Months Ended
Mar. 31, 2018
Cash and cash equivalents
Cash and cash equivalents

 19. Cash and cash equivalents

The majority of the Group’s cash is held in bank deposits or money market funds which have a maturity of three months or less to enable us to meet our short-term liquidity requirements.

Accounting policies

Cash and cash equivalents comprise cash in hand and call deposits, and other short-term highly liquid investments that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.

	2018	2017
	€m	€m
Cash at bank and in hand	2,197	1,856
Money market funds and bank deposits	2,477	6,979
Cash and cash equivalents as presented in the statement of financial position	4,674	8,835
Bank overdrafts	(7)	—
Cash and cash equivalents of discontinued operations	727	467
Cash and cash equivalents as presented in the statement of cash flows	5,394	9,302

Cash and cash equivalents are held by the Group on a short-term basis with all having an original maturity of three months or less. The carrying amount approximates their fair value.

Cash and cash equivalents of €1,449 million (2017: €1,132 million) are held in countries with restrictions on remittances but where the balances could be used to repay subsidiaries’ third party liabilities.